Additional Information - Financial Statement Schedule I (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 486,685,563	$ 807,275,992	$ 816,779,973	$ 752,747,586
Total current assets	1,521,700,533	1,765,487,241
Other non-current assets	1,813,889	1,669,354
TOTAL ASSETS	2,567,229,160	2,864,856,899
Current liabilities:
Accrued expenses and other current liabilities	25,715,366	24,410,724
Convertible senior notes		83,582,000
Total liabilities	1,744,750,391	1,983,072,190
Equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 3,993,306,819 and 3,605,057,489 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	36,050	39,933
Additional paid-in capital	663,387,912	656,943,591
Retained earnings	143,369,211	215,395,146
Accumulated other comprehensive income	15,402,931	9,206,322
Total Trina Solar Limited shareholders' equity	822,196,104	881,584,992
TOTAL LIABILITIES AND EQUITY	2,567,229,160	2,864,856,899
Entities with net asset distribution restrictions
Current assets:
Cash and cash equivalents	2,548,419	5,739,486	43,204,022	99,283,656
Other current assets	19,548	19,532
Total current assets	2,567,967	5,759,018
Amount due from group companies	28,697,847	112,531,676
Investment in subsidiaries	796,178,499	853,607,661
Other non-current assets	209,574	209,574
TOTAL ASSETS	827,653,887	972,107,929
Current liabilities:
Accrued expenses and other current liabilities	5,457,783	6,940,937
Convertible senior notes		83,582,000
Total liabilities	5,457,783	90,522,937
Equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 3,993,306,819 and 3,605,057,489 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	36,050	39,933
Additional paid-in capital	663,387,912	656,943,591
Retained earnings	143,369,211	215,395,146
Accumulated other comprehensive income	15,402,931	9,206,322
Total Trina Solar Limited shareholders' equity	822,196,104	881,584,992
TOTAL LIABILITIES AND EQUITY	$ 827,653,887	$ 972,107,929